Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2016
Entities within the non US listed part of the Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Relationships with Group	Under common control by Phoenix TV
CMCC [Member]
Related Party Transaction [Line Items]
Relationships with Group	A shareholder of Phoenix TV
Beijing Phoenix Lilita Information Technology Co., Ltd. ("Lilita") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Cost method investee, related party of Phoenix TV Group
Particle Inc. ("Particle") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Available-for-sale method investee, with common directors of the Company
Beijing Fenghuang Tianbo Network Technology Co., Ltd. ("Tianbo") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Phoenix FM Limited ("FM") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. ("Fenghuang Jingcai") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Hangzhou Qike Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Lifeix Inc. [Member]
Related Party Transaction [Line Items]
Relationships with Group	Cost method investee
Mr. Gao Ximin and Mr. Qiao Haiyan [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. He Yansheng [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholder of Yifeng Lianhe and employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholders of Chenhuan and employees of the Group